Business segment information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Reporting Segment [Line Items]
Total profit from reportable segments	$ 11,138	$ 81,999	$ 87,045
Impairment loss on non-financial assets - unallocated	(5,967)	0	0
Assets	7,609,185	6,267,747	7,180,783
Equipment and leasehold improvements, net - unallocated	6,686	7,420	8,549
Intangibles, net - unallocated	1,633	5,425	2,909
Other assets - unallocated	16,974	13,756
Liabilities	6,615,595	5,224,935	6,169,469
Other Liabilities	13,615	20,551
Reportable segments [member]
Disclosure of Reporting Segment [Line Items]
Total profit from reportable segments	15,189	81,999	87,045
Assets	7,584,173	6,243,464	7,158,308
Liabilities	6,601,980	5,204,384	6,151,117
Unallocated amounts [member]
Disclosure of Reporting Segment [Line Items]
Impairment loss on non-financial assets - unallocated	(4,051)	0	0
Assets	25,012	24,283	22,474
Equipment and leasehold improvements, net - unallocated	6,686	7,420	8,549
Intangibles, net - unallocated	1,633	5,425	2,909
Other assets - unallocated	16,693	11,438	11,016
Liabilities	13,615	20,551	18,352
Other Liabilities	$ 13,615	$ 20,551	$ 18,352